FAIR VALUE MEASUREMENTS - Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Carrying Amount
Carrying amount and fair value of financial instruments
Long-term debt (including current maturities)	$ 6,274.0	$ 6,702.9
Fair Value
Carrying amount and fair value of financial instruments
Long-term debt (including current maturities)	$ 6,861.6	$ 6,844.5